3. Summary of Significant Accounting Policies (Details - Disaggregation of revenue by revenue stream) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 97,883	$ 125,582	$ 121,520
AUSTRALIA
Revenues	80,518	91,381	112,174
JAPAN
Revenues	9,563	12,437	511
ITALY
Revenues	1,365	1,733	1,932
UNITED STATES
Revenues	4,320	18,721	0
UNITED KINGDOM
Revenues	979	932	6,903
GREECE
Revenues	1,138	378	0
PV Components [Member]
Revenues	80,941	93,547	111,795
PV Components [Member] | AUSTRALIA
Revenues	79,470	90,067	111,284
PV Components [Member] | JAPAN
Revenues	0	1,605	511
PV Components [Member] | ITALY
Revenues	0	0	0
PV Components [Member] | UNITED STATES
Revenues	1,471	1,875	0
PV Components [Member] | UNITED KINGDOM
Revenues	0	0	0
PV Components [Member] | GREECE
Revenues	0	0	0
Electricity Revenue with PPA's [Member]
Revenues	3,368	3,043	2,793
Electricity Revenue with PPA's [Member] | AUSTRALIA
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | JAPAN
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | ITALY
Revenues	1,365	1,733	1,932
Electricity Revenue with PPA's [Member] | UNITED STATES
Revenues	0	0	0
Electricity Revenue with PPA's [Member] | UNITED KINGDOM
Revenues	979	932	861
Electricity Revenue with PPA's [Member] | GREECE
Revenues	1,024	378	0
PV project assets [Member]
Revenues	9,563	10,809	6,042
PV project assets [Member] | AUSTRALIA
Revenues	0	0	0
PV project assets [Member] | JAPAN
Revenues	9,563	10,809	0
PV project assets [Member] | ITALY
Revenues	0	0	0
PV project assets [Member] | UNITED STATES
Revenues	0	0	0
PV project assets [Member] | UNITED KINGDOM
Revenues	0	0	6,042
PV project assets [Member] | GREECE
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member]
Revenues	567	1,052	0
Bitcoin mining equipment sale and hosting service [Member] | AUSTRALIA
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | JAPAN
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | ITALY
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | UNITED STATES
Revenues	567	1,052	0
Bitcoin mining equipment sale and hosting service [Member] | UNITED KINGDOM
Revenues	0	0	0
Bitcoin mining equipment sale and hosting service [Member] | GREECE
Revenues	0	0	0
Pre-development Solar Projects [Member]
Revenues	(2,835)	15,794	0
Pre-development Solar Projects [Member] | AUSTRALIA
Revenues	0	0	0
Pre-development Solar Projects [Member] | JAPAN
Revenues	0	0	0
Pre-development Solar Projects [Member] | ITALY
Revenues	0	0	0
Pre-development Solar Projects [Member] | UNITED STATES
Revenues	(2,835)	15,794	0
Pre-development Solar Projects [Member] | UNITED KINGDOM
Revenues	0	0	0
Pre-development Solar Projects [Member] | GREECE
Revenues	0	0	0
Bitcoin Mining [Member]
Revenues	4,197	1,052	0
Bitcoin Mining [Member] | AUSTRALIA
Revenues	0	0	0
Bitcoin Mining [Member] | JAPAN
Revenues	0	0	0
Bitcoin Mining [Member] | ITALY
Revenues	0	0	0
Bitcoin Mining [Member] | UNITED STATES
Revenues	3,630	0	0
Bitcoin Mining [Member] | UNITED KINGDOM
Revenues	0	0	0
Bitcoin Mining [Member] | GREECE
Revenues	0	0	0
Hays and Other Sales [Member]
Revenues	2,649	1,337	890
Hays and Other Sales [Member] | AUSTRALIA
Revenues	0	0	0
Hays and Other Sales [Member] | JAPAN
Revenues	0	0	0
Hays and Other Sales [Member] | ITALY
Revenues	0	0	0
Hays and Other Sales [Member] | UNITED STATES
Revenues	1,487	0	0
Hays and Other Sales [Member] | UNITED KINGDOM
Revenues	0	0	0
Hays and Other Sales [Member] | GREECE
Revenues	0	0	0
Other Services [Member]
Revenues	1,162	1,337	890
Other Services [Member] | AUSTRALIA
Revenues	1,048	1,314	890
Other Services [Member] | JAPAN
Revenues	0	23	0
Other Services [Member] | ITALY
Revenues	0	0	0
Other Services [Member] | UNITED STATES
Revenues	0	0	0
Other Services [Member] | UNITED KINGDOM
Revenues	0	0	0
Other Services [Member] | GREECE
Revenues	$ 114	$ 0	$ 0